Significant Accounting Policies (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Jul. 23, 2021	Jan. 01, 2019
Significant Accounting Policies (Details) [Line Items]
Notes receivable				$ 11,144	$ 20,839
Interest income from the short-term investments					37	$ 366
Estimated useful life term				50 years
Recognized impairment loss of long lived assets				$ 2,443	567	2,908
Revenue recognized				1,455	582	556
Amortized deferred subsidy				269	166	$ 2,304
Deferred subsidy income				324	215
Deferred non current portion				2,286	1,221
Aggregate amount				$ 102,782	$ 35,194
Net revenues percentage				10.00%
Percentage of accounts receivable				10.00%
Purchase percentage				12.00%	12.00%	17.00%
Adjustment to retained earnings and accumulate deficit				$ 1,565
Exchange ratio				160.3				160.3	160.3
Revenue recognition		$ 479	$ 1,186
Operating lease right-of-use assets		18,388					$ 18,826
Present value of operating lease liabilities		18,323					18,776
Operating lease liabilities, current		2,177
Stockholders' equity, including portion attributable to noncontrolling interest		$ 657,375		$ 686,698	$ (384,602)
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	16.00%
Revenue From Products [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	13.00%
Services [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	6.00%
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Significant Accounting Policies (Details) [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest							$ 866
Customers [Member]
Significant Accounting Policies (Details) [Line Items]
Group to pledge notes received percentage				111.00%
Deposit [Member]
Significant Accounting Policies (Details) [Line Items]
Deposit of the face rate				100.00%